Policyholder liabilities and unallocated surplus - Asia liabilities by duration (Details) - Operating segments after elimination of intra-group amounts, before unallocated - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Liabilities
Contract liabilities (including amounts in respect of contracts classified as investment contracts under IFRS 4)	$ 440,984	$ 385,492	$ 521,236
Asia insurance operations
Liabilities
Contract liabilities (including amounts in respect of contracts classified as investment contracts under IFRS 4)	$ 144,471	$ 115,943	$ 91,836
Asia insurance operations | 0 to 5 years
Liabilities
Percentage of policyholder liabilities	20.00%	18.00%
Asia insurance operations | 5 years to 10 years
Liabilities
Percentage of policyholder liabilities	19.00%	18.00%
Asia insurance operations | After 10 years to 15 years
Liabilities
Percentage of policyholder liabilities	15.00%	15.00%
Asia insurance operations | After 15 years to 20 years
Liabilities
Percentage of policyholder liabilities	12.00%	13.00%
Asia insurance operations | 20 to 25 years
Liabilities
Percentage of policyholder liabilities	10.00%	11.00%
Asia insurance operations | Over 25 years
Liabilities
Percentage of policyholder liabilities	24.00%	25.00%